Investments and associates	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments and associates
Investments and associates

The changes in the investment and associates are as follows:

	Investments -2-			Associates		Total
		Net equity share	Other( In)tangible assets and fair value changes	Goodwill	Total associates
Balance January 1, 2013	278	—	—	—	—	278
40.08% investment in ASMPT March 15, 2013	—	255,701	227,010	898,599	1,381,310	1,381,310
Result investments and associates	—	23,727	—	—	23,727	23,727
Other comprehensive income investments and associates	—	480	—	—	480	480
Amortization recognized (in)tangible assets	—	—	(16,848)	—	(16,848)	(16,848)
Fair value changes related to inventories and tax losses	—	—	(39,807)	—	(39,807)	(39,807)
Impairment	—	—	—	(335,406)	(335,406)	(335,406)
Dividends	—	(10,171)	—	—	(10,171)	(10,171)
Dilution ASMPT share to 39.94%	—	3,587	—	—	3,587	3,587
Foreign currency translation effect	—	(8,940)	(8,824)	(45,432)	(63,196)	(63,196)
Balance December 31, 2013	278	264,384	161,531	517,761	943,676	943,954

Result investments and associates	(278)	61,428	—	—	61,428	61,150
Other comprehensive income investments and associates	—	(2,179)	—	—	(2,179)	(2,179)
Amortization recognized (in)tangible assets	—	—	(22,517)	—	(22,517)	(22,517)
Dividends	—	(19,974)	—	—	(19,974)	(19,974)
Dilution ASMPT share to 39.75%	—	3,561	—	—	3,561	3,561
Allocation equity component convertible bonds -1-	—	9,947	—	—	9,947	9,947
Foreign currency translation effect	—	28,179	19,830	70,146	118,155	118,155
Balance December 31, 2014	—	345,346	158,844	587,907	1,092,097	1,092,097

1.
In 2014 convertible bonds were issued by ASMPT that containing both liability and conversion option components. These components are classified separately into respective items on initial recognition in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised.

2.
Investments reflects the net equity value of the interest in Levitech BV resulting from the management buy-out in 2009 of the RTP business. ASM International NV obtained a 20% interest in Levitech BV. This value has been reduced in 2014 due to (start-up) losses of Levitech caused by the introduction of their advanced products in the market.

On March 13, 2013, the Company announced that it divested a controlling stake in its subsidiary ASM Pacific Technology Ltd (ASMPT). The sale of the shares officially closed on March 15, 2013. The Company sold 47,424,500 ordinary shares of ASMPT at a price of HK$90 per share to institutional or other professional investors through a partial secondary share placement, representing an 11.88% stake in ASMPT. The placement generated cash proceeds for the Company of HK$4,192 million (approximately €413 million).
The sale of the 11.88% stake caused ASMI to cease control of ASMPT. According to US GAAP the accounting of this sale consists of two separate transactions:

•	A sale of a 51.96% subsidiary; and

•	A purchase of a 40.08% associate.

These transactions resulted in a substantial gain and the deconsolidation of ASMPT. This gain consisted of two elements, (1) the realized gain on the sale of the 11.88% stake amounting to €243 million and (2) an unrealized re-measurement gain on the remaining 40.08% of the retained interest in ASMPT approximating €1,156 million. The "purchase" of the associate resulted in the recognition of the associate at fair value.

After the initial accounting of the sale transaction and related gains, subsequent accounting under ASC 323, “Investments”, requires that future income from ASMPT will need to be adjusted for the fair value adjustments arising the "basis differences" as if a business combination had occurred under ASC 805, "Business Combinations", i.e. a purchase price allocation (“PPA”).

The purchase of the associate has been recognized at fair value, being the value of the ASMPT shares on the day of closing of the purchase transaction. US GAAP requires that the composition of such a fair value needs to be determined through a PPA. This process took place in the remaining period of 2013. The PPA resulted in the recognition of intangible assets for customer relationship, technology, trade name and product names. For inventories and property, plant & equipment a fair value adjustment was recognized.

The ASMPT investment is accounted for under the equity method on a go forward basis. Equity method investments are tested for other than temporary impairment (“OTTI”). An investment is considered impaired if the fair value of the investment is less than its amortized cost. The determination of whether an investment is impaired is made at the individual security level in each reporting period.

If the fair value of an investment is less than its cost or amortized cost at the balance sheet date, the Company determines whether the impairment is temporary or other than temporary. The Company considers the following facts and guidelines when determining whether an OTTI exists:

•	Positive factors as the reasons that an OTTI does not exist must be more objectively verifiable; and

•	With respect to measuring an OTTI, an investment's fair value as of the balance sheet date should be used to determine the new carrying value.

At each balance sheet date, the Company reviews whether there is an indication that its investments associated companies are impaired. An indication for impairment of the investments and associated companies may include a severe and other than temporary decrease in the share price of ASMPT. During the period after March 15, 2013 the ASMPT share traded for a longer period below the price at the close of sale. Considering the extent to which in the last quarter of 2013 the market price of the ASM PT shares was below cost management did a further investigation to evaluate whether this results in an impairment other than temporary. In its assessment management evaluated other factors based on its knowledge of the business and of ASM PT specifically. Such factors include the development of ASMPT’s backlog, market share and developments of the different market shares ASMPT operates in. Management did not identify persuasive factors that the diminution of the value would be other-than-temporary and accordingly recorded an impairment charge, in which the value was adjusted to the share price on December 31, 2013 of HK$64.90. The impairment charge amounted to €335 million.

In December 2014, 1,885,000 common shares of ASMPT were issued, for cash at par value of HK$0.10 per share, pursuant to the Employee Share Incentive Scheme of ASMPT. The shares issued under the plan in 2014 have diluted ASMI's ownership in ASMPT to 39.75% as of December 31, 2014.

At December 31, 2014, the book value of our equity method investment after the aforementioned impairment in ASMPT was €1,092 million. The historical cost basis of our 39.75% share of net assets on the books of ASMPT under US GAAP was €345 million as of December 31, 2014, resulting in a basis difference of €747 million. €159 million of this basis difference has been allocated property, plant and equipment and intangibles assets. The remaining amount was allocated to equity method goodwill. Each individual, identifiable asset will periodically be reviewed for any indicators of potential impairment which, if required, would result in acceleration of basis difference amortization. We amortize the basis differences allocated to the assets on a straight-line basis, and include the impact within the results of our equity method investments. Amortization and depreciation are adjusted for related deferred tax impacts. Included in net income attributable to ASMI for 2014 after-tax was an expense of €23 million, representing the depreciation and amortization of the basis differences.

The market value of our 39.75% investment ASMPT at December 31, 2014 approximates €1,257 million. The information required under S-X Rule 4-08 is included in the segment information note 24.

Summarized 100% earnings information for ASMPT equity method investment excluding basis adjustments. The foreign currency exchange rate per December 31, 2014 is 1 HK$: €0.106 (for December 31, 2013: 1HK$: €0.097).

(HK$ million)	2013	2014
Net sales	10,841	14,229
Income before income tax	673	2,028
Net earnings	549	1,580

Summarized 100% balance sheet information for ASMPT equity method investment excluding basis adjustments. The foreign currency exchange rate average 2014 is 1 HK$: €0.097 (2013: 1 HK$: €0.097).

	Year ended December 31,
(HK$ million)	2013	2014
Current assets	8,019	10,840
Non-current assets	2,720	3,632
Current liabilities	3,304	3,759
Non-current liabilities	356	2,532
Equity	7,079	8,181

The ASMPT Board is responsible for ongoing monitoring of the performance of the Back-end activities. The actual results of the Back-end operating unit are discussed with the ASMPT Audit Committee, which includes the representative of ASMI. The ASMI representative reports to the ASMI Management Board and the Audit Committee of ASMI on a quarterly basis.

Dividends from ASMPT have been paid out to ASMI shareholders and such, have been classified as financing cash flows for all periods presented.

Our share of income taxes incurred directly by the equity companies is reported in result from investments and associates and as such is not included in income taxes in our consolidated financial statements.